SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 3 －SEGMENT INFORMATION

The Company manages its operations under three segments for the purpose of assessing performance and making operating decisions – Retail Business (“Retails”), Export Sales Business (“Export Sales”) and Leather Trading (“Leather Trading”). The Company’s CODM is Chief Executive Officer (CEO). The CODM allocates resources and evaluates the performance of the Company using information about combined net income from operations. All significant operating decisions are based upon an analysis of the Company as three operating segments, which are the same as its reporting segments.

The Company organizes its business segments based on the nature of products and services offered, and the economic characteristics of each segment.

Following is a brief description of the activities of the Company’s business segments.

Retail

The Retail segment of the Company includes the results of operations of HTL SG and HTLK. These entities share characteristics such as the end customers being individual consumers, and sales being more focused on product sales in Singapore and Korea. For Singapore’s retail sale, it has digital platform sales. For Korea’s retail business, it further encompasses two specific models: franchisee business and department sale, which supplement the direct retail operations and expand the reach to local consumers.

Export Sales

The Export Sales segment of the Company includes the results of operations of HTL FE, HTLF, HTLA, HTLJ, HTLUK, and HTL Marketing in relation to export sales. These entities share similar characteristics such as customers being businesses and being primarily product-related businesses.

Leather Trading

The Leather Trading segment of the Company includes the results of operations of HTL Marketing in relation to leather trading. These entities share characteristics such as the end customers being corporate consumers, and sales being more focused on leather materials.

Selected Financial Data by Business Segment

Net sales and operating profit of the Company’s business segments exclude intersegment sales, cost of sales and profit as these activities are eliminated in consolidation and thus are not included in management’s evaluation of performance of each segment. The Company’s Chief Executive Officer (CEO) serves as the CODM and is responsible for reviewing segment performance and making decisions regarding resource allocation. The Company’s CODM evaluates each segment’s performance based on metrics such as net sales, operating profit, and other key financial indicators, guiding strategic decisions to align with company-wide goals.

Summary Operating Results

The operating results of each business segment were as follows:

	Six months ended June 30, 2024
	Retail Sales	Export Sales	Leather Trading	Corporate and unallocated	Total

Revenues, net
From third party	$2,003,351	$147,484,078	$974,183	$-	$150,461,612
From related parties	-	773,015	5,077,482	-	5,850,497
	2,003,351	148,257,093	6,051,665	-	156,312,109
Cost of goods sold	(776,807)	(107,820,138)	(5,779,207)	-	(114,376,152)

Gross profit	1,226,544	40,436,955	272,458	-	41,935,957

Operating expenses:
Sales and distribution	(1,362,959)	(24,754,901)	(108,358)	-	(26,226,218)
General and administrative	(616,212)	(7,262,510)	(3,553)	(95,956)	(7,978,231)
Listing expenses	-	-	-	(310,502)	(310,502)
Total operating expenses	(1,979,171)	(32,017,411)	(111,911)	(406,458)	(34,514,951)

Operating (loss) profit	(752,627)	8,419,544	160,547	(406,458)	7,421,006

Other income (expenses):
Interest expense	(93,345)	(143,112)	(150,806)	-	(387,263)
Interest income	-	94,861	179	-	95,040
Government subsidies	13,689	7,543	-	-	21,232
Foreign exchange gain (loss), net	(523)	532,768	2,176	(1,512)	532,909
Scrap sofa sale income	-	303,452	-	-	303,452
Sundry income	27,144	54,669	3	-	81,816
Change in fair value of derivatives and hedging instruments	-	(1,064,841)	-	-	(1,064,841)
Total other expense, net	(53,035)	(214,660)	(148,448)	(1,512)	(417,655)

Income (loss) before income expense	(805,662)	8,204,884	12,099	(407,970)	7,003,351
Income tax expense	-	(1,635,679)	(2,056)	-	(1,637,735)

Segment income (loss)	$(805,662)	$6,569,205	$10,043	$(407,970)	$5,365,616

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED AND COMBINED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

	Six months ended June 30, 2025
	Retail Sales	Export Sales	Leather Trading	Corporate and unallocated	Total

Revenues, net
From third party	$3,382,273	$166,459,189	$276,399	$-	$170,117,861
From related parties	-	1,550,023	9,106,919	-	10,656,942
	3,382,273	168,009,212	9,383,318	-	180,774,803
Cost of goods sold	(1,401,494)	(120,526,294)	(9,014,470)	-	(130,942,258)

Gross profit	1,980,779	47,482,918	368,848	-	49,832,545

Operating expenses:
Sales and distribution	(2,404,689)	(28,634,760)	(52,661)	-	(31,092,110)
General and administrative	(906,968)	(8,099,908)	(3,025)	(16,030)	(9,025,931)
Listing expenses	-	-	-	(666,021)	(666,021)
Total operating expenses	(3,311,657)	(36,734,668)	(55,686)	(682,051)	(40,784,062)

Operating profit (loss)	(1,330,878)	10,748,250	313,162	(682,051)	9,048,483

Other income (expenses):
Interest expense	(125,183)	(394,423)	(210,766)	-	(730,372)
Interest income	130	15,946	170	-	16,246
Government subsidies	12,238	4,712	-	-	16,950
Foreign exchange gain (loss), net	(9,647)	4,292,067	6,215	4,998	4,293,633
Net gain from related parties debt restructuring	-	-	-	1,460,543	1,460,543
Professional fees on acquisition of HTL Marketing	-	(133,960)	-	(1,127,600)	(1,261,560)
Scrap sofa sale income	-	223,263	-	-	223,263
Sundry income (expense)	78,284	21,551	7	(60,438)	39,404
Change in fair value of derivatives and hedging instruments	-	(753,243)	-	-	(753,243)
Total other income (expenses), net	(44,178)	3,275,913	(204,374)	277,503	3,304,864

Income (loss) before income expense	(1,375,056)	14,024,163	108,788	(404,548)	12,353,347
Income tax expense	-	(2,310,779)	(18,493)	-	(2,329,272)

Segment income (loss)	$(1,375,056)	$11,713,384	$90,295	$(404,548)	$10,024,075

By geographic regions:

	Six months ended June 30, 2024
	Retail Sales	Export Sales	Leather Trading	Total

Asia Pacific	$2,003,351	$34,805,411	$6,051,665	$42,860,427
Europe	-	94,433,035	-	94,433,035
North America	-	19,018,647	-	19,018,647
Total	$2,003,351	$148,257,093	$6,051,665	$156,312,109

	Six months ended June 30, 2025
	Retail Sales	Export Sales	Leather Trading	Total

Asia Pacific	$3,382,273	$35,917,394	$9,383,318	$48,682,985
Europe	-	109,989,204	-	109,989,204
North America	-	22,102,614	-	22,102,614
Total	$3,382,273	$168,009,212	$9,383,318	$180,774,803

The following tables present the summary of identifiable long-lived assets as of December 31, 2024 and June 30, 2025:

	As of December 31, 2024
	Retail Sales	Export Sales	Leather Trading	Total

Property, plant and equipment, net	220,603	3,512,311	1,243	3,734,157
Right-of-use assets, net	5,064,993	1,567,756	-	6,632,749
	5,285,596	5,080,067	1,243	10,366,906

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED AND COMBINED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

	As of June 30, 2025
	Retail Sales	Export Sales	Leather Trading	Total

Property, plant and equipment, net	708,669	3,790,236	683	4,499,588
Right-of-use assets, net	5,774,589	1,482,139	-	7,256,728
	6,483,258	5,272,375	683	11,756,316